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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                   	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Principal
 Amount                                                                  Value
USD ($)

                COLLATERALIZED LOAN OBLIGATIONS  - 1.6%  of Net Assets
                Banks - 1.6%
                Diversified Banks - 0.5%
1,000,000(a,b,c  Primus, Ltd., 2007-2A D, 2.926%, 7/15/21 (144A)         148,580
1,000,000(a)(b)  Rampart, Ltd., 2006-1A, 4.075%, 4/18/21 (144A)          528,120
951,289 (a)(b)  Stanfield McLaren, Ltd., 2007-1A B2L, 4.804%, 2/27/21   634,481
                                                                       1,311,181
                 Thrifts & Mortgage Finance - 1.1%
1,000,000(a)(b)  ACA, Ltd. 2007-1A D, 2.876%, 6/15/22 (144A)             565,120
1,000,000(a)(b)  Goldman Sachs Asset Mgmt., Plc, 2007-1A D, 3.216%, 8/1  586,870
1,000,000(a)(b)  Gulf Stream Sextant, Ltd., 2007-1A D, 2.939%, 6/17/21   575,030
1,000,000(a)(b)  Landmark CDO, Ltd., 2007-9A E, 4.026%, 4/15/21 (144A)   504,560
2,000,000(a)(b)  Stone Tower, Ltd., 2007-6A C, 1.875%, 4/17/21 (144A)  1,040,000
                                                                       3,271,580
                Total Banks                                            4,582,761
                TOTAL COLLATERALIZED LOAN OBLIGATIONS
                (Cost $6,347,281)                                      4,582,761

                SENIOR SECURED 2nd  INTERESTS  - 137.6%  of Net Assets*
                Energy - 3.4%
                Integrated Oil & Gas - 0.6%
1,800,000       Big West Oil LLC, Term Loan, 12.0%, 7/23/15            1,828,499

                Oil & Gas Drilling - 0.5%
960,454 (a,d,e) TARH E&P Hldgs., L.P., 1st Lien 2nd Out Credit Facilit 960,454 398,311 (a,d,e) TARH E&P Hldgs., L.P., 2nd Lien Term Loan, 14.0%, 6/29 378,396
                                                                       1,338,850
                Oil & Gas Equipment & Services - 0.9%
2,643,375        Aquilex Hldgs. LLC, Term Loan, 5.5%, 4/1/16           2,641,173

                Oil & Gas Exploration & Production - 1.1%
1,891,160(a,c,e)Crusader Energy Group, Inc., 2nd Lien Term Loan, 12.0%     0
1,322,387       Targa Resources, Inc., Term Loan, 5.75%, 7/5/16        1,323,378
1,882,717       Venoco, Inc., 2nd Lien Term Loan, 4.313%, 5/7/14       1,745,044
                                                                       3,068,422
                Oil & Gas Storage & Transportation - 0.3%
1,014,079       Atlas Pipeline Partners, L.P., Term Loan, 7.75%, 7/27/ 1,011,958
                Total Energy                                           9,888,902

                Materials - 7.1%
                Aluminum - 0.2%
611,364         Noranda Aluminum Acquisition Corp., Term Loan B, 2.047  576,211

                Commodity Chemicals - 0.5%
1,492,288       Celanese US Hldgs. LLC, Term Loan, 2.0%, 4/2/14        1,428,442

                Construction Materials - 0.5%
1,496,250       Summit Materials Ky Acquisition LLC, Term Loan, 6.75%, 1,464,455

                Diversified Chemicals - 0.6%
213,600         Huntsman Intl. LLC, New Dollar Term Loan B, 1.901% - 1  202,085
1,496,250       Solutia, Inc., Term Loan, 4.75%, 3/17/17               1,500,692
                                                                       1,702,777
                Fertilizers & Agricultural Chemicals - 0.6%
1,814,619       CF Industries, Inc., Term Loan B-1, 4.5%, 4/5/15       1,827,971

                Metal & Glass Containers - 0.6%
228,571         BWAY Holding Co., Term Loan B, 5.5% - 6.0%, 6/16/17     229,143
720,967         Graham Packaging Co., L.P., Term Loan B., 2.563% - 2.8  720,246
774,786         Graham Packaging Co., L.P., Term Loan C, 6.75%, 4/5/14  781,911
 21,429         ICL Industrial Containers ULC, Term Loan C, 4.263%, 6/   21,482
                                                                       1,752,782
                Paper Packaging - 1.2%
1,780,401       Graphic Packaging Intl., Inc., Incremental TL, 3.276%  1,754,363
1,700,000       Smurfit-Stone Container Enterprises, Inc., Exit Term L 1,710,169
                                                                       3,464,532
                Paper Products - 0.2%
650,000         Exopack Holding Corp., Term Loan, 12.0%, 2/1/14         646,750

                Precious Metals & Minerals - 0.2%
625,000         Fairmount Minerals, Ltd., Tranche B Term Loan, 6.75%,   626,432

                Specialty Chemicals - 2.5%
3,500,000       Chemtura Corp., DIP Facility Term Loan, 6.0%, 2/11/11  3,497,812
3,000,000       Chemtura Corp., Exit Term Loan B, 5.5%, 8/11/16        3,012,501
742,500         Nalco Co., Term Loan, 6.5%, 5/13/16                     746,986
                                                                       7,257,299
                Total Materials
20,747,651

                Capital Goods - 6.0%
                Aerospace & Defense - 2.8%
1,337,607       BE Aerospace, Inc., Tranche B Term Loan, 5.75%, 7/28/1 1,349,729
757,268         DAE Aviation Hldgs., Inc., Tranche B-1 Term Loan, 4.23  688,168
1,100,000       DynCorp Intl., Inc., Term Loan, 6.25%, 7/7/16          1,094,500
1,666,781       Hunter Defense Technologies, Inc., Term Loan, 3.79%, 8 1,566,774
1,852,90(d)     IAP Worldwide Services, Inc., 1st Lien Term Loan, 9.25 1,801,948
735,172         Standard Aero, Ltd., Tranche B-2 Term Loan, 4.14% - 4.  668,088
653,429         TASC, Inc., Tranche A Term Loan, 5.5%, 12/18/14         656,152
323,375         TASC, Inc., Tranche B Term Loan, 5.75%, 12/18/15        324,925
                                                                       8,150,284
                Building Products - 0.4%
1,118,644       Custom Building Products, Inc., Term Loan, 5.75%, 3/19 1,117,246

                Construction & Engineering - 0.9%
1,000,000       Goodman Global, Inc., Term Loan, 6.25%, 2/13/14        1,007,292
1,505,630       URS Corp., Tranche B Term Loan, 2.51% - 2.784%, 5/15/1 1,500,916
                                                                       2,508,208


                Construction & Farm Machinery & Heavy Trucks - 1.6%
1,496,313       Bucyrus Intl., Inc., Tranche C U.S. Dollar Term Loan,  1,506,413
2,919,707       Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/14        2,924,766
417,849         Oshkosh Truck Corp., Term Loan B, 6.44% - 6.54%, 12/6/  421,636
                                                                       4,852,815
                Electrical Components & Equipment - 0.3%
897,750         Scotsman Industries, Inc., Term Loan, 5.75% - 6.5%, 4/  894,383
                Total Capital Goods
17,522,936

                Commercial & Professional Services - 5.9%
                Commercial Printing - 1.0%
 38,952         Cenveo Corp., DD Term Loan, 5.039%, 6/21/13              38,234
1,364,321       Cenveo Corp., Facility Term Loan C, 5.039%, 6/21/13    1,339,167
1,525,000       John Henry Hldgs., Inc., Effective Date Advance Term L 1,515,469
                                                                       2,892,870
                Diversified Commercial & Professional Services - 1.8%
965,000         Aramark Canada, Ltd., Canadian Term Loan, 2.408%, 1/26  887,800
4,608,006       Cydcor, Inc., 1st Lien Tranche B Term Loan, 9.0%, 2/5/ 4,239,366
                                                                       5,127,166
                Diversified Support Services - 1.7%
879,666         Allied Security Hldgs. LLC, Term Loan, 6.75%, 2/20/15   882,965
1,700,000       InfoGroup, Inc., Term Loan B, 6.25%, 7/1/16            1,695,027
396,923         Iron Mountain, Inc., Initial Term Loan, 1.813%, 4/16/1  396,923
1,990,623       Language Line LLC, Tranche B Term Loan, 5.5%, 11/4/15  1,959,106
                                                                       4,934,021
                Environmental & Facilities Services - 1.1%
1,741,250       Advanced Disposal Services, Inc., Term Loan B, 6.0%, 1 1,747,780
1,094,300       Brickman Group Hldgs., Inc., Tranche B Term Loan, 2.53 1,039,585
420,750         Casella Waste Systems, Inc., Term Loan B, 7.0%, 4/9/14  424,432
                                                                       3,211,797
                Security & Alarm Services - 0.3%
1,000,000       Protection One, Inc., Term Loan, 6.0%, 6/4/16           992,500
                Total Commercial & Professional Services
17,158,354

                Transportation - 3.8%
                Airlines - 1.8%
970,000         Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.1  932,412
470,303         Delta Air Lines, Inc., 2nd Lien Term Loan, 3.529%, 4/3  435,030
893,250         Delta Air Lines, Inc., Term Loan, 8.75%, 9/27/13        903,857
3,600,000       US Airways Group, Inc., Term Loan, 2.762%, 3/21/14     3,030,430
                                                                       5,301,729
                Air Freight & Couriers - 0.2%
598,500         Ozburn-Hessey Holding Co. LLC, 1st Lien Term Loan, 7.5  604,111

                Airport Services - 0.4%
1,186,001       AWAS Capital, Inc., 1st Lien Term Loan, 2.313%, 3/25/1 1,123,736

                Marine - 0.4%
1,312,500       Horizon Lines LLC, Term Loan, 3.79%, 8/8/12            1,205,859

                Railroads - 0.3%
984,615         Kansas City Southern Railway Co., Advance TL B, 2.02%   957,538

                Trucking - 0.7%
387,361         SIRVA Worldwide, Inc., Revolving Credit Loan, 10.53% -  265,342
2,594,42(d)     SIRVA Worldwide, Inc., 2nd Lien Term Loan, 12.0%, 5/12  713,467
1,096,86(d)     SIRVA Worldwide, Inc., Term Loan, 13.0%, 5/12/12        833,617
                                                                       1,812,426
                Total Transportation
11,005,399

                Automobiles &  Components - 6.3%
                Auto Parts & Equipment - 2.8%
2,902,653       Allison Transmission, Inc., Term Loan, 3.04%, 8/7/14   2,683,659
721,368         Federal-Mogul Corp., Tranche B Term Loan, 2.208% - 2.2  630,038
368,045         Federal-Mogul Corp., Tranche C Term Loan, 2.208% - 2.2  321,448
493,750         HHI Group Hldgs. LLC, Term Loan, 10.5%, 3/30/15         497,453
3,869,129       Key Safety Systems, Inc., 1st Lien Term Loan, 2.51% -  3,448,362
750,000         Tenneco, Inc., Tranche B Term Loan, 5.01%, 6/3/16       748,125
                                                                       8,329,085
                Automobile Manufacturers - 3.0%
8,997,728       Ford Motor Co., Tranche B-1 Term Loan, 3.03%, 12/15/13 8,687,135
                Automotive Retail - 0.5%
1,466,617       Pilot Travel Centers LLC, Initial Term Loan B, 5.25%,  1,473,033

                Total Automobiles & Components
18,489,253

                Consumer Durables & Apparel - 1.4%
                Apparel, Accessories & Luxury Goods - 0.6%
921,249         Hanesbrands, Inc., New Term Loan, 5.25%, 12/10/15       931,253
946,309         Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 4  953,572
                                                                       1,884,825
                Homebuilding - 0.2%
                Ginn LA Conduit Lender, Inc., 1st Lien Tranche A
2,369,360 c,d    Credit-Linked Deposit Loan, 8.5%, 6/8/11                94,775
5,077,230 c,d    Ginn LA Conduit Lender, Inc., 1st Lien Tranche B Term   203,089
1,000,000 a,c,g WAICCS Las Vegas 3 LLC, 1st Lien Term Loan, 7.75%, 7/3 275,000 4,500,000 a,c,g WAICCS Las Vegas 3 LLC, 2nd Lien Term Loan, 13.25%, 7/ 22,504
                                                                         595,368
                Housewares & Specialties - 0.2%
499,436         Jarden Corp., Term Loan B-3, 3.033%, 1/24/12             496,988

                Leisure Products - 0.4%
1,242,759       SRAM LLC, Term Loan, 5.0% - 5.5%, 4/30/15              1,239,652
                Total Consumer Durables & Apparel                      4,216,833


                Consumer Services - 6.3%
                Casinos & Gaming - 1.3%
5,000,00(a)(c)  Fontainebleau Florida Hotel LLC, Tranche C Term Loan,  1,750,000
1,194,000       Harrah's Operating Co., Inc., Term Loan B-4, 9.5%, 10/ 1,222,606
715,085         Penn National Gaming, Inc., Term Loan B, 2.01% - 2.24%  699,709
                                                                       3,672,315
                Education Services - 1.6%
3,906,578       Bright Horizons Family Solutions, Inc., Tranche B Term 3,914,250
997,436         Cengage Learning Acquisitions, Inc., Term Loan, 3.03%,  887,832
                                                                       4,802,082
                Hotels, Resorts & Cruise Lines - 0.4%
1,175,564       Yellowstone Mountain Club LLC, Senior 1st Lien Term Lo 1,163,808

                Leisure Facilities - 1.1%
1,750,000       Cedar Fair, L.P., U.S. Term Loan, 5.5%, 12/15/16       1,760,528
1,486,861       Universal City Development Partners, Ltd., Term Loan,  1,492,121
                                                                       3,252,649
                Restaurants - 0.2%
500,000         Wendy's/Arby's Restaurants LLC, Term Loan, 5.0%, 5/24/  501,687

                Specialized Consumer Services - 1.7%
1,017,765       Adesa, Inc., Initial Term Loan, 3.02%, 10/21/13         983,415
3,890,223       Web Service Co. LLC, Term Loan, 7.0%, 8/28/14          3,846,458
                                                                       4,829,873
                Total Consumer Services
18,222,414

                Media - 29.9%
                Advertising - 2.4%
1,496,250       Advantage Sales & Marketing LLC, 1st Lien Term Loan, 5 1,489,002
3,491,250       Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/ 3,372,331
1,995,000       Lamar Media Corp., Term Loan B, 4.25%, 12/30/16        2,007,948
                                                                       6,869,281

                Broadcasting - 9.1%
1,339,302       FoxCo Acquisition Sub LLC, Term Loan, 7.5%, 7/14/15    1,295,357
16,466,037      SMG H5 Pty, Ltd., Facility Term Loan A, 7.04% - 7.432%
13,551,223
1,304,193       TWCC Holding Corp., Replacement Term Loan, 5.0%, 9/14/ 1,306,965
10,975,711      Univision Communications, Inc., Initial Term Loan, 2.5 9,471,358
836,206 (a)     Young Broadcasting Holding Co. Inc., Term Loan, 8.0%,   802,758

26,427,661
                Cable & Satellite - 13.5%
                Amsterdamse Beheer-EN Consultingmaatschappij B.V., :
752,152         Casema Facility Term Loan B-1, 3.375%, 9/15/14          932,236
390,705         Casema Facility Term Loan B-2, 3.375%, 9/15/14          484,250
1,065,140       Casema Facility Term Loan C, 4.125%, 9/14/15           1,320,161
857,143         Kabelcom Facility Term Loan B, 3.375%, 9/15/14         1,062,364
798,855         Kabelcom Facility Term Loan C, 4.125%, 9/14/15          990,121
19,591,600(a,c,d)BroadStripe LLC, 1st Lien Term Loan, 9.25%, 6/30/11   9,795,837
1,428,200(a,c,d) BroadStripe LLC, Revolver Credit Loan, 8.87% - 11.42%,  714,102
7,731,809       Cequel Communications LLC, Term Loan, 2.295%, 11/5/13  7,457,415
538,744         Charter Communications Operating LLC, Term Loan B-1, 2  511,538
4,373,543       Charter Communications Operating LLC, Term Loan C, 3.7 4,193,917
5,879,201       Knology, Inc., Term Loan, 2.562%, 6/30/12              5,644,033
2,000,000       MCC Iowa LLC, Tranche F Term Loan, 4.5%, 10/23/17      1,909,376
4,789,98        WideOpenWest Finance LLC, 1st Lien Term Loan, 2.793% - 4,427,738

39,443,088
                Movies & Entertainment - 3.9%
2,380,607       Alpha Topco, Ltd., Facility Term Loan B-1, 2.424%, 12/ 2,186,911
1,608,032       Alpha Topco, Ltd., Facility Term Loan B-2, 2.424%, 12/ 1,477,196
1,379,292       Carmike Cinemas, Inc., Initial Term Loan, 5.5%, 1/27/1 1,378,800
1,929,998       Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29 1,914,317
1,347,989       Lodgenet Entertainment Corp., Closing Date Term Loan,  1,243,520
7,734,04(c)     Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan, 20.5%, 3,317,047

11,517,791
                Publishing - 1.0%
885,000         Interactive Data Corp., Term Loan, 6.75%, 1/29/17       892,744
891,129         Mediannuaire Holding, Term Loan B-2, 2.968%, 10/10/14   805,680
890,707         Mediannuaire Holding, Term Loan C, 3.468%, 10/9/15      803,754
468,208         R.H. Donnelley, Inc., Term Loan, 9.0%, 10/24/14         403,595
                                                                       2,905,773
                Total Media
87,163,594

                Retailing - 3.5%
                Automotive Retail - 0.2%
500,000         AutoTrader.com, Inc., Tranche B Term Loan, 6.0%, 6/14/  501,562

                General Merchandise Stores - 2.4%
2,841,135       Dollar General Corp., Tranche B-1 Term Loan, 3.01% - 3 2,771,877
4,268,478       Dollar General Corp., Tranche B-2 Term Loan, 3.01% - 3 4,125,753
                                                                       6,897,630
                Specialty Stores - 0.9%
967,414         Sally Hldgs. LLC, Term Loan B, 2.51%, 11/16/13          940,637
1,745,625       Savers, Inc., Term Loan, 5.75%, 3/11/16                1,754,353
                                                                       2,694,990
                Total Retailing
10,094,182

                Food & Staples Retailing - 2.0%
                Food Retail - 2.0%
1,333,125       Bi-Lo LLC, Facility Term Loan, 9.5%, 5/12/15           1,333,958
4,794,773       Pinnacle Foods Finance LLC, Term Loan, 2.812%, 4/2/14  4,564,025
                                                                       5,897,983
                Total Food & Staples Retailing                         5,897,983

                Food, Beverage & Tobacco - 2.2%
                Agricultural Products - 0.5%
1,496,250       Wm. Bolthouse Farms, Inc., 1st Lien Term Loan, 5.5%, 2 1,495,307

                Distillers & Vintners - 0.4%
363,391         Constellation Brands, Inc., Extending Tranche B Term L  354,381
736,609         Constellation Brands, Inc., Non-Extending Tranche B Te  734,307
                                                                       1,088,688
                Packaged Foods & Meats - 1.3%
987,245         Dean Foods Co., Tranche B Term Loan, 1.915%, 4/2/14     940,351
211,235         Dole Food Co., Inc., Tranche B-1 Term Loan, 5.0% - 5.5  212,367
524,656         Dole, Ltd., Tranche C-1 Term Loan, 5.0% - 5.5%, 3/2/17  527,466
1,650,000       Michael Foods Group, Inc., Term Loan B, 6.25%, 6/29/16 1,657,072
487,500         Pierre Foods, Inc., Term Loan, 7.0% - 7.25%, 3/3/16     487,399
                                                                       3,824,655
                Total Food, Beverage & Tobacco                         6,408,650

                Household & Personal Products - 3.8%
                Household Products - 2.7%
1,691,500       Diversey Hldgs., Inc., Tranche B Dollar Term Loan, 5.5 1,701,015
1,000,000       Reynolds Group Hldgs., Inc., U.S. Incremental Term Loa  998,500
1,391,250       Reynolds Group Hldgs., Inc., U.S. Term Loan, 6.25%, 5/ 1,389,163
2,900,000       Spectrum Brands, Inc., Term Loan, 8.0%, 6/16/16        2,937,158
1,032,009       Yankee Candle Co., Inc., Term Loan, 2.27%, 2/6/14       986,155
                                                                       8,011,991
                Personal Products - 1.1%
972,431 (a)     Appleseed's Intermediate Hldgs., Inc., 1st Lien Term L  656,391
2,493,750       Revlon Consumer Products Corp., Term Loan, 6.0%, 3/11/ 2,476,384
                                                                       3,132,775
                Total Household & Personal Products
11,144,766

                Health Care Equipment & Services - 14.3%
                Health Care Equipment & Services - 2.0%
710,714         Fenwal, Inc., 1st Lien DD Term Loan, 2.51% - 2.549%, 2  616,545
4,146,429       Fenwal, Inc., Initial 1st Lien Term Loan, 2.51% - 2.54 3,597,027
237,216         Fresenius SE, Tranche C-1 Dollar Term Loan, 4.5%, 9/10  238,625
135,504         Fresenius SE, Tranche C-2 Term Loan, 4.5%, 9/10/14      136,309
1,250,000       Ikaria Acquisition, Inc., Term Loan, 7.0%, 5/14/16     1,207,031
                                                                       5,795,537
                Health Care Facilities - 5.0%
2,394,000       Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/1 2,342,381
 56,563         CHS/Community Health Systems, Inc., DD Term Loan, 2.54   53,442
1,102,459       CHS/Community Health Systems, Inc., Term Loan, 2.549%, 1,041,633
248,705         Hanger Orthopedic Group, Inc., Tranche B Term Loan, 2.  242,176
2,698,472       HCA, Inc., Tranche B-1 Term Loan, 2.783%, 11/18/13     2,603,559
6,471,473       HCA, Inc., Tranche B-2 Term Loan, 3.783%, 3/31/17      6,278,843
271,508         Psychiatric Solutions, Inc., Term Loan, 2.058% - 2.277  269,980
375,000         Renal Advantage Hldgs., Inc., Tranche B Term Loan, 6.0  376,172
1,265,000       Universal Health Services, Inc., Tranche B Term Loan,  1,264,695

14,472,881
                Health Care Services - 5.6%
746,250         Alliance HealthCare Services, Initial Term Loan, 5.5%,  735,989
1,492,500       Butler Animal Health Supply LLC, Term Loan, 5.5%%, 12/ 1,494,366
2,255,185       CCS Medical, Inc., 1st Lien Term Loan, 9.0%, 3/31/15   1,939,459
766,930         CCS Medical, Inc., 2nd Lien Term Loan, 11.0%, 3/31/16   508,091
3,000,000       Gentiva Health Services, Inc., Borrowing Term Loan B,  2,962,500
2,908,397       LifeCare Hldgs., Term Loan, 4.73%, 8/10/12             2,704,809
1,016,39(c)(d)  Medical Staffing Network, Inc., 2nd Lien Term Loan, 13  355,739
2,992,500       Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4 2,917,687
1,782,400       RehabCare Group, Inc., Term Loan B, 6.0%, 11/24/15     1,767,250
995,000         Rural/Metro Operating Co. LLC, Term Loan, 7.0%, 12/9/1 1,001,219

16,387,109
                Health Care Supplies - 1.7%
463,703         Bausch & Lomb, Inc., DD Term Loan, 3.51%, 4/24/15       445,418
1,914,539       Bausch & Lomb, Inc., Parent Term Loan, 3.51% - 3.783%, 1,839,045
2,808,788       Biomet, Inc., Dollar Term Loan, 3.26% - 3.538%, 3/25/1 2,720,693
                                                                       5,005,156
                Total Health Care Equipment & Services
40,453,652

                Pharmaceuticals & Biotechnology & Life Sciences - 4.4%
                Biotechnology - 1.3%
1,302,198       Generic Drug Hldgs., Inc., Closing Date Term Loan, 6.5 1,259,876
179,052         Generic Drug Hldgs., Inc., DD Term Loan, 6.5%, 4/8/16   173,233
685,932         Warner Chilcott Co. LLC, Term Loan A, 6.0%, 10/30/14    686,395
538,191         Warner Chilcott Co. LLC, Term Loan B-2, 6.25%, 4/30/15  538,466
122,549         Warner Chilcott Co. LLC, Term Loan B-4, 6.5%, 2/22/16   123,213
363,175         Warner Chilcott Corp., Additional Term Loan, 6.25%, 4/  365,293
323,203         Warner Chilcott Corp., Term Loan B-1, 6.25%, 4/30/15    323,421
377,451         Warner Chilcott Luxco S.A.R.L., Term Loan B-3, 6.5%, 2  377,816
                                                                       3,847,713
                Life Sciences Tools & Services - 1.1%
670,000         inVentiv Health, Inc., Term Loan B, 6.5%, 8/4/16        670,000
550,000         Wyle Services Corp., 2010 Incremental Term Loan, 8.0%,  541,750
1,945,125       Wyle Services Corp., Term Loan, 6.0%, 3/28/16          1,939,655
                                                                       3,151,405
                Pharmaceuticals - 2.0%
2,086,975       Graceway Pharmaceuticals LLC, Mezzanine Loan, 10.01%,   208,698
5,609,911       Mylan, Inc., U.S. Tranche B Term Loan, 3.563% - 3.813% 5,593,081
                                                                       5,801,779
                Total Pharmaceuticals & Biotechnology & Life Sciences
12,800,897


                Diversified Financials - 2.2%
                Consumer Finance - 0.8%
2,500,000       AGFS Funding Co., Term Loan, 7.25%, 4/21/15            2,478,125

                Investment Banking & Brokerage - 0.1%
324,188         LPL Hldgs., Inc., 2017 Term Loan, 5.25%, 6/28/17        322,567

                Specialized Finance - 1.3%
1,801,225       Collect Acquisition Corp., Advance Term Loan B, 7.5%,  1,711,164
1,995,000       MSCI, Inc., Term Loan, 4.75%, 6/1/16                   2,005,390
                                                                       3,716,554
                Total Diversified Financials                           6,517,246

                Insurance - 1.8%
                Insurance Brokers - 1.7%
843,625         HUB Intl., Ltd., Additional Term Loan, 6.75%, 6/13/14   832,025
857,559         HUB Intl., Ltd., DD Term Loan, 3.033%, 6/13/14          798,602
3,109,903       HUB Intl., Ltd., Initial Term Loan, 3.033%, 6/13/14    2,896,097
496,250         USI Hldgs. Corp., New Term Loan Series C, 7.0%, 5/5/14  480,948
                                                                       5,007,672
                Multi-Line Insurance - 0.1%
232,565         AMWINS Group, Inc., Initial Term Loan, 2.8% - 3.04%, 6  215,995
                Total Insurance                                        5,223,667

                Real Estate - 2.0%
                Diversified Real Estate Investment Trust - 1.5%
5,000,000       Spirit Finance Corp., Term Loan, 3.466%, 8/1/13        4,496,875

                Specialized Real Estate Investment Trust - 0.5%
1,000,000       Hargray Acquisition Co., 2nd Lien Term Loan, 5.924%, 1  938,335
500,000         MPT Operating Partnership, L.P., Term Loan, 5.0%, 5/17  495,000
                                                                       1,433,335
                Total Real Estate                                      5,930,210

                Software & Services - 14.5%
                Application Software - 2.4%
1,593,935       Nuance Communications, Inc., Term Loan, 2.02%, 3/29/13 1,537,151
3,509,527       Serena Software, Inc., Term Loan, 2.537%, 3/11/13      3,351,598
897,283         Verint Systems, Inc., Term Loan, 5.25%, 5/25/14         865,317
1,275,000       Vertafore, Inc., Term Loan, 6.75%, 7/29/16             1,271,653
                                                                       7,025,719
                Data Processing & Outsourced Services - 0.9%
500,000         Fidelity National Information Services, Inc., Term Loa  487,500
948,522         First Data Corp., Initial Tranche B-2 Term Loan, 3.01%  811,521
1,182,892       Lender Processing Services, Inc., Term Loan B, 2.759%, 1,179,441
                                                                       2,478,462
                Internet Software & Services - 0.7%
2,000,000       Savvis Communications Corp., Term Loan, 6.75%, 8/4/16  1,980,500

                IT Consulting & Other Services - 4.1%
937,886         Activant Solutions, Inc., Term Loan, 2.563%, 5/2/13     888,647
225,000         Intergraph Corp., Incremental Term Loan B-1, 6% - 6.25  225,420
4,471,157       Keane Intl., Inc., Closing Date Term Loan, 2.55%, 6/4/ 4,079,931
348,837         Keane Intl., Inc., Synthetic LC Loan, 2.665%, 6/4/13    318,314
4,912,500       SunGard Data Systems, Inc., Incremental Term Loan, 6.7 4,933,555
1,664,191       SunGard Data Systems, Inc., Tranche A U.S. Term Loan,  1,593,463

12,039,330

                Systems Software - 6.4%
1,218,750       Allen Systems Group, Inc., 1st Lien Term Loan, 8.5%, 1 1,219,131
2,314,771       Applied Systems, Inc., Term Loan, 2.76%, 9/26/13       2,146,951
2,530,907       Dealer Computer Services, Inc., Term Loan, 5.25%, 4/21 2,512,441
2,312,494       Infor Enterprise Solutions Hldgs., Inc., DD Term Loan, 2,115,932
2,910,000       Infor Enterprise Solutions Hldgs., Inc., 1st Lien Tran 2,589,900
4,432,280       Infor Enterprise Solutions Hldgs., Inc., Initial U.S.  4,055,536
1,466,667       Infor Enterprise Solutions Hldgs., Inc., 2nd Lien DD T  946,000
2,533,333       Infor Enterprise Solutions Hldgs., Inc., 2nd Lien Init 1,963,333
274,313         Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/1  275,113
940,911         Vangent, Inc., Term Loan, 2.32%, 2/14/13                896,218

18,720,555
                Total Software & Services
42,244,566

                Technology Hardware & Equipment - 3.2%
                Communications Equipment - 0.8%
722,062         CommScope, Inc., Term Loan B, 2.76% - 3.033%, 12/26/14  711,593
1,492,500       TowerCo Finance LLC, Term Loan, 6.0%, 11/24/14         1,496,231
                                                                       2,207,824
                Electronic Components - 0.5%
 36,100         Flextronics Intl., Ltd., A-1-B DD Loan, 2.51%, 10/1/14   33,964
1,148,710       Flextronics Intl., Ltd., A-3 DD Loan, 2.509%, 10/1/14  1,078,352
500,000         Generac Acquisition Corp., 1st Lien Term Loan, 2.759%   462,500
                                                                       1,574,816
                Electronic Equipment & Instruments - 0.9%
1,017,958       Itron, Inc., Dollar Term Loan, 3.77%, 4/18/14          1,017,534
1,543,513       Scitor Corp., Term Loan, 4.51%, 9/26/14                1,516,501
                                                                       2,534,035
                Electronic Manufacturing Services - 1.0%
1,610,713       Baldor Electric Co., Term Loan, 5.25% - 5.5%, 1/31/14  1,616,753
749,889         FCI USA, Inc., Facility Term Loan B-1, 3.906%, 11/1/13  701,146
749,889         FCI USA, Inc., Facility Term Loan B-5-B, 3.906%, 11/1/  701,146
                                                                       3,019,045
                Total Technology Hardware & Equipment                  9,335,720

                Semiconductors & Semiconductor Equipment - 0.7%
                Semiconductor Equipment - 0.2%
486,250         Aeroflex, Inc., Tranche B-2 Term Loan, 4.125%, 8/15/14  459,506

                Semiconductors - 0.5%
1,500,000       Intersil Corp., Term Loan, 4.75%, 4/27/16              1,503,937
                Total Semiconductors & Semiconductor Equipment         1,963,443

                Telecommunication Services - 7.5%
                Alternative Carriers - 2.0%
6,500,000       Level 3 Financing, Inc., Tranche A Term Loan, 2.529% - 5,843,909

                Integrated Telecommunication Services - 3.5%
1,645,875       Cincinnati Bell, Inc., Tranche B Term Loan, 6.5%, 6/11 1,638,674
1,296,750       Securus Technologies, Inc., Term Loan, 8.0%, 10/31/14  1,306,476
3,962,795       Telesat Canada, U.S. Term I Loan, 3.27%, 10/31/14      3,841,708
340,379         Telesat Canada, U.S. Term II Loan, 3.27%, 10/31/14      329,979
744,216         Time Warner Telecom Hldgs., Inc., Term Loan B, 2.02%,   720,957
1,276,778       West Corp., Term Loan B-2, 2.635% - 2.647%, 10/24/13   1,223,882
1,171,983       Windstream Corp., Tranche B-2 Term Loan, 3.02% - 3.28% 1,139,021

10,200,697
                Wireless Telecommunication Services - 2.1%
518,921         MetroPCS Wireless, Inc., Tranche B-1 Term Loan, 2.563%  506,164
5,653,440       MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 3.813% 5,563,878
                                                                       6,070,042
                Total Telecommunication Services
22,114,648

                Utilities - 5.3%
                Electric Utilities - 4.5%
1,754,777       Coleto Creek Power, L.P., 1st Lien Synthetic LC Term L 1,585,441
3,269,666       Coleto Creek Power, L.P., 1st Lien Term Loan, 3.01% -  2,954,143
4,800,000       Coleto Creek Power, L.P., 2nd Lien Term Loan, 4.26%, 6 3,864,000
881,057 (a,d,e) GBGH LLC, 1st Lien Term Loan, 4.0%, 6/9/13              309,639
299,545 (a,d,e) GBGH LLC, 2nd Lien Term Loan, 12.0%, 6/9/14              2,995
                Texas Competitive Electric Hldgs. Co. LLC, Initial
5,756,872         Tranche B-2 Term Loan, 3.793% - 4.066%, 10/10/14     4,384,578

13,100,796
                Independent Power Producers & Energy Traders - 0.8%
1,344,900       Calpine Corp., First Priority Term Loan, 3.415%, 3/29/ 1,288,396
275,941         Mach Gen LLC, 1st Lien Synthetic LC Loan, 0.283%, 2/22  259,384
273,514         NRG Energy, Inc., Credit-Linked Deposit Loan, 2.183%,   268,044
413,112         NRG Energy, Inc., Term Loan, 2.283%, 2/1/13             404,850
                                                                       2,220,674
                Total Utilities
15,321,470
                 TOTAL SENIOR SECURED 2nd INTERESTS
                (Cost $461,479,313)
401,073,467

                CLAIMS - 0.0% of Net Assets
                Capital Goods - 0.0%
                Aerospace & Defense - 0.0%
1,200,00(a,e,f) Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%         826
2,500,00(a,e,f) Northwest Airlines, Inc., Bell Atlantic Claim-Escrow,    1,720
2,500,00(a,e,f) Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%        1,720
2,130,60(a,e,f) Northwest Airlines, Inc., Flight Attendant Claim-Escro   1,466
1,500,00(a,e,f) Northwest Airlines, Inc., GE Claim-Escrow, 2.5%          1,032
1,264,50(a,e,f) Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%          870
1,404,90(a,e,f) Northwest Airlines, Inc., Retiree Claim-Escrow, 2.5%      966
                Total Capital Goods                                      8,600

                Retailing - 0.0%
                Distributors - 0.0%
14,944,7(a,d,e)  Home Interiors & Gifts, Inc., Proof of Claims, 8.02%,      0
                Total Retailing                                            0
                 TOTAL CLAIMS
                (Cost $0)                                                8,600

                CORPORATE NOTES - 14.6%  of Net Assets
                Energy - 1.1%
                Oil & Gas Drilling - 0.2%
600,000         Offshore Group Investments, Ltd., 11.5%, 8/1/15 (144A)  598,500

                Oil & Gas Exploration & Production - 0.9%
2,490,000       Denbury Resources, Inc., 8.25%, 2/15/20                2,658,075
                Total Energy                                           3,256,575

                Materials - 0.8%
                Paper Products - 0.8%
1,750,000       Appleton Papers, Inc., 10.5%, 6/15/15 (144A)           1,623,125
600,000         Cellu Tissue Hldgs., Inc., 11.5%, 6/1/14                650,250
                Total Materials                                        2,273,375

                Capital Goods - 1.2%
                Aerospace & Defense - 0.9%
550,000         DigitalGlobe, Inc., 10.5%, 5/1/14                       600,875
1,850,000       Spirit AeroSystems, Inc., 7.5%, 10/1/2017              1,900,875
                                                                       2,501,750
                Construction & Farm Machinery & Heavy Trucks - 0.3%
1,000,000       Manitowoc Co., Inc., 9.5%, 2/15/18                     1,027,500
                Total Capital Goods                                    3,529,250

                Automobiles &  Components - 0.0%
                Auto Parts & Equipment - 0.0%
127,932         Delphi Intl. Hldgs. S.A.R.L, 12.0%, 10/6/14             125,374
                Total Automobiles & Components                          125,374


                Consumer Durables & Apparel - 0.4%
                Housewares & Specialties - 0.4%
1,000,000       Jarden Corp., 8.0%, 5/1/16                             1,056,250
                Total Consumer Durables & Apparel                      1,056,250

                Media - 0.4%
                Advertising - 0.4%
936,000         MDC Partners, Inc., 11.0%, 11/1/16 (144A)              1,006,200
                Total Media                                            1,006,200

                Retailing - 0.6%
                Catalog Retail - 0.6%
1,825,000       QVC, Inc., 7.5%, 10/1/19 (144A)                        1,861,500
                Total Retailing                                        1,861,500

                Pharmaceuticals & Biotechnology & Life Sciences - 8.8%
                Biotechnology - 1.5%
3,472,38(a)     Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)            3,298,764
3,006,02(a,b,d) Molecular Insight Pharmaceuticals, Inc., 8.466%, 11/16 1,052,110
                                                                       4,350,874
                Pharmaceuticals - 7.3%
15,000,0(a)     Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)
12,000,000
12,458,5(a)(d)  Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144A)       6,229,269
360,000 (a)     Pharma V, 13.0%, 10/15/13 (144A)                        345,600
524,952 (a,b,d) Pharma VI, 5.546%, 10/15/14 (144A)                      430,461
1,304,89(a)(d)  Pharma X, 15.5%, 3/30/17 (144A)                        1,109,163
1,500,00(a)(d)  TCD Pharma, 16.0%, 4/15/24 (144A)                      1,320,000

21,434,493
                Total Pharmaceuticals & Biotechnology & Life Sciences
25,785,367

                Diversified Financials - 0.4%
                Asset Mgmt. & Custody Banks - 0.2%
530,000         Janus Capital Group, Inc., 6.25%, 6/15/12               556,596

                Consumer Finance - 0.1%
200,000         Capital One Financial Corp., 7.375%, 5/23/14            232,989

                Other Diversified Financial Services - 0.1%
500,000 (b)     Lodestone Re, Ltd., 8.37%, 5/17/13 (144A)               492,900
                Total Diversified Financials                           1,282,485

                Insurance - 0.5%
                Reinsurance - 0.5%
250,000 (b)     Muteki, Ltd., 4.776%, 5/24/11 (144A)                    249,425
500,000 (b)     Mystic Re, Ltd., 10.299%, 6/7/11 (144A)                 499,850
600,000 (b)     Residential Reinsurance 2008, Ltd., 7.288%, 6/6/11 (14  596,520
                Total Insurance                                        1,345,795

                Real Estate - 0.3%
                Specialized Real Estate Investment Trusts - 0.3%
750,000         Hospitality Properties Trust, 7.875%, 8/15/14           841,193
                Total Real Estate                                       841,193

                Telecommunication Services - 0.1%
                Integrated Telecommunication Services - 0.1%
300,000         Frontier Communications Corp., 8.25%, 5/1/14            324,000
                Total Telecommunication Services                        324,000
                 TOTAL CORPORATE NOTES
                (Cost $52,911,335)
42,687,364

                COMMON STOCK - 5.3% of Net Assets
                Energy - 0.0%
                Oil & Gas Drilling - 0.0%
  138   (a,e,f) TARH E&P Hldgs. GP, LLP Class A Membership Interest        1
130,056 (a,e,f) TARH E&P Hldgs. LP, Class A Partnership Interest         1,301
                                                                         1,302
                Oil & Gas Equipment & Services - 0.0%
213,605 (e)(f)  Value Creation, Inc.                                     57,673
                Total Energy                                             58,975

                Materials - 0.5%
                Commodity Chemicals - 0.4%
101,187 (f)     Georgia Gulf Corp.                                     1,315,431

                Diversified Chemicals - 0.1%
 20,650 (e)(f)  Panda Herford Ethanol LP                                206,500
                Total Materials                                        1,521,931

                Transportation - 0.1%
                Airlines - 0.0%
 5,460  (f)     Delta Airlines, Inc.                                     57,111

                Trucking - 0.1%
 12,887 (f)     SIRVA Worldwide, Inc.                                   193,305
                Total Transportation                                    250,416

                Automobiles & Components - 4.0%
                Auto Parts & Equipment - 4.0%
  829   (f)     Delphi DIP Holdco LLP, Class B Subscription
11,668,175
                Total Automobiles & Components
11,668,175

                Consumer Services - 0.2%
                Leisure Facilities - 0.2%
 1,306  (e)(f)  Lake at Las Vegas  A Shares                             610,692
   9    (e)(f)  Lake at Las Vegas  B Shares                              4,226
                Total Consumer Services                                 614,918

                Media - 0.3%
                Broadcasting - 0.3%
 5,325  (f)     Charter Communications, Inc.                            181,050
  376   (e)(f)  Young Broadcasting Hldgs.                               563,248
                Total Media                                             744,298

                Health Care Equipment & Services - 0.1%
                Health Care Services - 0.1%
 15,034 (f)     CCS Medical, Inc.                                       165,374
                Total Health Care Equipment & Services                  165,374

                Telecommunication Services - 0.1%
                Integrated Telecommunication Services - 0.1%
 57,813 (f)     Clearwire Corp.                                         370,581
                Total Telecommunication Services                        370,581

                Utilities - 0.0%
                Electric Utilities - 0.0%
 1,589  (a,e,f) GBGH LLC Membership Interest                               16
                Total Utilities                                            16
                TOTAL COMMON STOCK
                (Cost $10,082,183)
15,394,684

                LIQUIDATING TRUST - 0.0% of Net Assets
                Consumer Services - 0.0%
                Hotels, Resorts & Cruise Lines - 0.0%
3,377,88(e)(f)  Yellowstone Mountain Club LLC, Liquidating Trust           0
                Total Consumer Services                                    0
                TOTAL LIQUIDATING TRUST
                (Cost $0)                                                  0

                RIGHTS/WARRANTS - 0.5% of Net Assets
                Consumer Services - 0.0%
                Leisure Facilities - 0.0%
   38   (e)(f)  Lake at Las Vegas Series C, Exp. 7/15/15                   0
   52   (e)(f)  Lake at Las Vegas Series D, Exp. 7/15/15                   0
   58   (e)(f)  Lake at Las Vegas Series E, Exp. 7/15/15                   0
   66   (e)(f)  Lake at Las Vegas Series F, Exp. 7/15/15                   0
   75   (e)(f)  Lake at Las Vegas Series G, Exp. 7/15/15                   0
                Total Consumer Services                                    0

                Media - 0.5%
                Broadcasting - 0.5%
 1,018  (e)(f)  Young Broadcasting Hldgs., Exp. 12/24/24               1,524,964
                Total Media                                            1,524,964

                Telecommunication Services - 0.0%
                Integrated Telecommunication Services - 0.0%
133,333 (a,e,f) Clearwire Corp., Exp. 5/17/11 (144A)                       0
                Total Telecommunication Services                           0
                TOTAL RIGHTS/WARRANTS
                (Cost $2,959,070)                                      1,524,964

                TOTAL INVESTMENTS IN SECURITIES - 159.6%
                (Cost $533,779,182)(h)                               465,271,840
                OTHER ASSETS AND LIABILITIES - 3.0%                    8,721,724
                PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                DIVIDENDS PAYABLE - (62.6)%                         -182,480,552
                NET ASSETS APPLICABLE TO
                COMMON SHAREOWNERS - 100.0%                          291,513,012
             NR Security not rated by S&P or Moody's.
              *
                Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                European banks, such as LIBOR (London InterBank Offered Rate),
                (ii) the prime rate offered by one or more major United States banks,
                (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2010.

          (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to
                qualified institutional buyers in a transaction exempt from registration.  At August 31, 2010, the value of these securities amounted to
                $44,193,778 or 15.2% of total net assets applicable to common shareowners.

            (a) Indicates a security that has been deemed illiquid.
                The aggregate cost of illiquid securities is $95,738,693. The aggregate value of $46,046,122 represents 15.8% of the total net assets applicable to common shareowners.

            (b) Floating Rate Note. The rate shown is the coupon rate at August
                31, 2010.

            (c) Security is in default and is non-income producing.

            (d) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

            (e) Security is fair valued using fair value methods
                (other than prices supplied by independent pricing services).

            (f) Non-income producing.

            (g) The company and agent bank are in the process of negotiating forbearance.

            (h) At August 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $534,067,103 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost      $  13,650,069
                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value           (82,445,332)
                Net unrealized loss                              $  (68,795,263)

                For financial reporting purposes net unrealized loss on investments was $68,507,342 and cost of investments aggregated
               $533,779,182.

                Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2010, aggregated $138,361,718 and $141,400,036, respectively.

                Glossary of Terms:
                LC- Letter of Credit

                Principal amounts are denominated in U.S. dollars unless otherwise noted.
                AUD - Australian Dollar
                EURO - Euro

        Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
       Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of August31, 2010, in valuing the Trust's assets:

                                       Level 1    Level 2    Level 3     Total
Collateralized loan obligation           $0      $0       $4,582,761  $4,582,761
Senior flt rate loan (oil&gas drilling)   0       0        1,338,850   1,338,850
Senior flt rate loan (oil&gas exploration)0  3,068,422         0       3,068,422
Senior flt rate loan (cable & satellite)  0  28,933,148  10,509,939   39,443,087
Senior flt rate loan (electric utilities) 0  12,788,162     312,634   13,100,796
Senior flt rate loan (other industries)   0 344,122,312       0      344,122,312
Claims                                    0      0           8,600        8,600
Corporate notes (biotech)                 0      0         4,350,874   4,350,874
Corporate notes (pharmaceuticals)         0      0        21,434,493  21,434,493
Corporate notes (other industries)        0  16,901,997       0       16,901,997
Common stock(oil & gas drilling)          0                  1,302         1,302
Common stock(oil & gas equipment & svcs.)		    57,673        57,673
Common stock(diversified chemicals)       0      0          206,50       206,500
Common stock(leisure facilities)                 0          614,918      614,918
Common stock(broadcasting)            181,050    0          563,248      744,298
Common stock(electric utilities)          0      0            16              16
Common stock(other industries)     1,743,123 12,026,854       0       13,769,977
Rights/ Warrants                                 0         1,524,96    1,524,964
Total                           $1,924,173 $417,840,895 $45,506,772 $465,271,840

Other Financial Instrumements           $0  ($278,888)       $0       ($278,888)

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

		          Realized Change in Net                Transfers
                       Balance as    g/l   unrealized  purchase  in/(out)
		      of 11/30/09          app/(dep)  (sales)    Level 3
Collateralized loan  $4,485,650        $109,240    ($12,129)    $0
Sr.fltl(oil/gas drill)1,275,323   0     (1,953)      65,480      0
Sr.fltl(oil&gas expl)   0    119,783 (262,700)    (3,103,833)   3,246,750
Sr.fltl(cable & sat)10,509,939   0       0           0          0
Sr.fltl(distributors)         4,448 (2,464,142)  (188,657)      2,648,351
Sr.fltl(electric utl) 413,755   0     (126,474)    25,353       0
Claims                  8,600   0       0            0          0
Corp.  (biotech)     6,001,042   0   (1,237,273) (412,895)      0
Corp.  (pharma)     21,965,041   0   (1,524,028)  993,480       0
Common(oil/gas drill)    1,302   0       0           0          0
Common(oil/gas equip. & vcs.)  0     0      57,459      214     0
Common(diversified chem)   206,500   0       0           0      0
Common(leisure facilities)     0     0       0        614,918   0
Common(broadcasting)       206,250   0     (176,360)  739,608   (206,250)
Common(electric utl)            16   0       0           0      0
Liquidating trust                     0      0       0          0
Rights/warrants                      0      0    0  1,524,964   0
Ending balance  $45,073,418 $124,231 $(5,626,231)  $246,503    $5,688,851

Balance as
of 8/31/10

Collateralized loan         $4,582,761
Sr.fltl(oil/gas drill)       1,338,850
Sr.fltl(oil&gas expl)                0
Sr.fltl(cable & sat)        10,509,939
Sr.fltl(distributors)                0
Sr.fltl(electric utl)          413,838
Claims                           8,600
Corp.  (biotech)             4,852,079
Corp.  (pharma)             21,434,493
Common(oil/gas drill)            1,302
Common(oil/gas equip. & vcs.)   57,673
Common(diversified chem)       206,500
Common(leisure facilities)     614,918
Common(broadcasting)           563,248
Common(electric utl)                16
Rights/warrants              1,524,964
Ending balance             $45,506,772

*Transfers are calcuated beginning of period.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.